CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 685,866	$ 659,571	$ 652,800
Change in unrealized losses on marketable securities:
Unrealized losses arising during the period, net of tax benefit of $2,032, $271 and $3,369, respectively	(5,209)	(604)	(9,685)
Gains reclassified into earnings, net of tax expense (benefits) of $(3), $84 and $300, respectively	(19)	(204)	(2,011)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(5,228)	(808)	(11,696)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax benefit (expense) of $(136), $882 and $(452), respectively	716	(4,629)	704
Losses (gains) reclassified into earnings, net of tax benefit (expense) of $(254), $(471) and $592, respectively	1,332	2,528	(1,775)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	2,048	(2,101)	(1,071)
Other comprehensive loss, net of tax	(3,180)	(2,909)	(12,767)
Comprehensive income	$ 682,686	$ 656,662	$ 640,033